Fair Value Measurements - Summary of Assets Measured at Fair Value on Nonrecurring Basis (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Loans, net	$ 2,375	$ 3,868	$ 1,958
Other real estate owned, net	2,764	1,870	2,791
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Loans, net	2,375	3,868	1,958
Other real estate owned, net	$ 2,764	$ 1,870	$ 2,791